OTHER GAINS AND CHARGES (Tables)	12 Months Ended
Jun. 28, 2017
Disclosure Other Gains And Charges [Abstract]
Schedule Of Other Gains And Charges
Other gains and charges consist of the following (in thousands):

	2017	2016	2015
Severance and other benefits	$6,591	$3,304	$1,182
Restaurant impairment charges	5,190	10,651	2,255
Restaurant closure charges	4,084	3,780	1,736
Information technology restructuring	2,739	—	—
Accelerated depreciation	1,988	—	—
Lease guarantee charges	1,089	—	—
(Gain) loss on the sale of assets, net	(2,659)	(2,858)	1,093
Impairment of investment	—	1,000	—
Acquisition costs	—	700	1,100
Impairment of intangible assets	—	392	645
Litigation	—	(3,191)	(2,753)
Other	3,633	3,402	(494)
	$22,655	$17,180	$4,764